Share-Based Compensation - Additional information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares yr $ / shares	Dec. 31, 2020 USD ($) shares yr $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average stock price of options Excercised | $ / shares	$ 1.97	$ 2.12
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 11.29	$ 5.04
Number of share options granted in share-based payment arrangement | shares	5,227,000	6,628,000
Number of share options outstanding in share-based payment arrangement | shares	23,610,000	22,507,000	22,920,000
Unrecognized compensation expense of option awards	$ 22,300
Option life, share options granted | yr	4
Compensation expense capitalized to inventory	$ 200	$ 1,800
Gross Proceeds from exercise of options	3,700	1,100
Selling general and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	17,700	15,000
Cost of sales [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	2,500	2,500
Cost Of Goods Sold [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	3,000	500
Deferred Share Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 20,700	15,500
Replacement Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs outstanding | shares	100,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 4,600	1,500
Unrecognized compensation expense of option awards	$ 3,200
Option life, share options granted | yr	4
Share-based Payment Arrangement, Amount Capitalized	$ 1,200	$ 200
Number of RSUs outstanding | shares	1,093,000	994,000	404,000
Restricted Stock Units [Member] | Selling general and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 4,000	$ 1,000
Restricted Stock Units [Member] | Cost Of Goods Sold [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 600	$ 500
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		October 2022
Option life, share options granted | yr	5	5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		August 2028
Option life, share options granted | yr	7	7
Number of shares issued under the plan not exceed the percentage of issued and outstanding shares	10.00%
Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average stock price of options Excercised | $ / shares	$ 10.13	$ 5.96
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 5.16
Number of share options outstanding in share-based payment arrangement | shares	300,000
Origin House acquisition [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares		600,000
Origin House acquisition [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post acquisition compensation expense		$ 0
Origin House acquisition [Member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares		$ 4.24
Bluma Acquisition [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post acquisition compensation expense	$ 2,100